Common and preferred shares and other equity instruments - Schedule of Common Shares Issued (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2020 CAD ($) shares	Oct. 31, 2019 CAD ($) shares	Oct. 31, 2018 CAD ($) shares
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 38,580	$ 35,116
Balance at end of year	$ 41,335	$ 38,580	$ 35,116
Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares | shares	445,341,675	442,826,380	439,313,303
Equity-settled share-based compensation plans	823,502	511,567	999,675
Shareholder investment plan, Number of shares | shares	1,534,320	1,777,738	2,880,782
Employee share purchase plan, Number of shares | shares	1,457,784	1,213,078	1,044,893
Number of shares issued, Number of shares | shares	449,157,281	446,328,763	446,306,951
Purchase of common shares for cancellation, Number of shares | shares	(2,208,600)	(1,000,000)	(3,500,000)
Treasury shares, Number of shares | shares	136,648	12,912	19,429
Ending balance, Number of shares | shares	447,085,329	445,341,675	442,826,380
Balance at beginning of year	$ 13,591	$ 13,243	$ 12,548
Equity-settled share-based compensation plans	87	52	95
Shareholder investment plan, Amount	144	194	337
Employee share purchase plan, Amount	140	131	123
Number of shares issued, Amount	13,962	13,620	13,344
Purchase of common shares for cancellation, Amount	(68)	(30)	(104)
Treasury shares, Amount	14	1	3
Balance at end of year	$ 13,908	$ 13,591	$ 13,243
The private bank [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Issuance pursuant to acquisition, Number of shares			1,689,450
Issuance pursuant to acquisition, Amount			$ 194
Wellington Financial [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Issuance pursuant to acquisition, Number of shares			378,848
Issuance pursuant to acquisition, Amount			$ 47